Share-based plans	3 Months Ended
Mar. 31, 2021
Share-based plans
Share-based plans

8.    Share-based plans

On March 1, 2021 the members of the management board of Management AG were granted 192,201 performance shares with a total fair value of €10,448 under the Fresenius Medical Care Management Board Long Term Incentive Plan 2020. This amount will be amortized over the three-year vesting period. The weighted average fair value per performance share at the grant date was €54.36.